Investments - Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 1,973	$ 7,724	$ 55
OTTI recognized in earnings	2,179	7,023	24
Portion of net (loss) income recognized in other comprehensive income, before taxes	(206)	701	31
Fixed maturity securities
Other-Than-Temporary Impairments
OTTI recognized in earnings	327	2,382	24
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	13,639	13,467	14,164
Additions for credit loss impairments recognized in the current period on securities previously impaired	326	0	24
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	763	0
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(538)	(224)	(461)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,354)	(367)	(260)
Balance, end of year	$ 11,073	$ 13,639	$ 13,467